Expense Example, No Redemption	Eaton Vance Atlanta Capital Focused Growth Fund Class A 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class A 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class A 10 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class C 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class C 10 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class I 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class I 10 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 1 Year	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 3 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 5 Years	Eaton Vance Atlanta Capital Focused Growth Fund Class R6 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class A 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class A 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class C 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class C 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class I 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class I 10 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 1 Year	Eaton Vance Atlanta Capital Select Equity Fund Class R6 3 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 5 Years	Eaton Vance Atlanta Capital Select Equity Fund Class R6 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class A 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class C 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class I 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R 10 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 1 Year	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 3 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 5 Years	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 10 Years
USD ($)	625	836	1,064	1,718	181	560	964	1,897	80	249	433	966	72	224	390	871	626	844	1,078	1,750	183	568	979	1,926	82	258	449	1,001	77	242	421	941	635	868	1,120	1,838	192	594	1,021	2,016	91	284	493	1,096	142	440	761	1,669	84	262	455	1,014